Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of computations of basic and diluted earnings per share
The computations of basic and diluted EPS for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year Ended December 31,
	2021	2020	2019
Net income (loss) for the computation of basic EPS	$1,000,507	$(298,566)	$1,145,694
Weighted average ordinary shares outstanding—basic	146,421,188	127,743,828	134,570,169
Basic EPS	$6.83	$(2.34)	$8.51

	Year Ended December 31,
	2021	2020	2019
Net income (loss) for the computation of diluted EPS	$1,000,507	$(298,566)	$1,145,694
Weighted average ordinary shares outstanding—diluted	149,005,981	127,743,828	135,898,139
Diluted EPS	$6.71	$(2.34)	$8.43

Schedule of computation of ordinary shares outstanding, excluding unvested restricted stock	The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of December 31, 2021, 2020 and 2019 were as follows:

	As of December 31,
	2021	2020	2019
	Number of ordinary shares
Ordinary shares issued	250,347,345	138,847,345	141,847,345
Treasury shares	(4,951,897)	(8,448,807)	(10,263,856)
Ordinary shares outstanding	245,395,448	130,398,538	131,583,489
Shares of unvested restricted stock	(5,822,811)	(2,552,346)	(2,354,318)
Ordinary shares outstanding, excluding shares of unvested restricted stock	239,572,637	127,846,192	129,229,171